Amount Due From/To Related Parties (Details) - Due to shareholders and related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	$ 495,019	$ 720,847
(b) Due to a related party
Due to related parties	2,436,308	2,070,847
Edgard Maroun [Member]
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	232,429	365,847
MEVP Holding SAL [Member]
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders		250,000
Elias Habib [Member]
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	162,354
Omar Sukarieh [Member]
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders		30,000
Choucri Khairallah [Member]
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders		75,000
Maher Khawkhaji [Member]
Amount Due From/To Related Parties (Details) - Due to shareholders and related parties [Line Items]
Due to shareholders	100,236
MBC FZ LLC [Member]
(b) Due to a related party
Due to related parties	$ 1,941,289	$ 1,350,000